Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash		$ 22,000	$ 101,000
Prepaid expenses and other current assets	405,000	14,000	8,000
Total current assets	405,000	36,000	109,000
Cash held in trust account	1,531,000	43,704,000
Investments held in Trust Account			304,675,000
Total assets	1,936,000	43,740,000	304,784,000
Current liabilities
Accounts payable	1,937,000	64,000	75,000
Accrued liabilities and other current liabilities	5,730,000	4,327,000	3,016,000
Total current liabilities	11,794,000	7,872,000	3,876,000
Other liabilities
Warranty liability	1,906,000	337,000	467,000
Early exercised shares option liability	10,500,000	10,500,000	10,500,000
Total liabilities	24,200,000	18,709,000	14,843,000
Commitments and contingencies (Note 2)
Class A ordinary shares subject to possible redemption; 134,550 and 3,931,719 shares, respectively (at approximately $11.38 and $11.12 per share at June 30, 2024 and December 31, 2023, respectively)	1,531,000	43,704,000	304,675,000
Stockholders’ equity (deficit)
Preference shares, $0.0001 par value; 5,000,000 shares authorized, none issued or outstanding at June 30, 2024 and December 31, 2023
Additional paid-in capital
Accumulated deficit	(23,796,000)	(18,674,000)	(14,735,000)
Total stockholders’ deficit	(23,795,000)	(18,673,000)	(14,734,000)
Total liabilities and stockholders’ deficit	1,936,000	43,740,000	304,784,000
Stardust Power Inc And Subsidiary [Member]
Current assets
Cash	641,966	1,271,824
Prepaid expenses and other current assets	226,683	426,497
Deferred transaction costs	2,829,196	1,005,109
Total current assets	3,697,845	2,703,430
Computer and equipment, net	8,883	1,968
Pre-acquistion land cost		100,000
Pre-acquisition capital project costs	835,219	100,000
Investment in equity securities	55,884	218,556
Other long term assets	50,000
Total assets	4,647,831	3,023,954
Current liabilities
Accounts payable	2,713,812	1,256,792
Current portion of early exercised shares option liability	3,889	2,990
Short-term loan	24,824	72,967
Accrued liabilities and other current liabilities	597,556	208,107
Total current liabilities	3,340,081	1,540,856
Other liabilities
Early exercised shares option liability	4,561	5,660
SAFE notes	6,367,200	5,212,200
Convertible notes	2,571,400
Other long term liability	75,002
Total liabilities	12,358,244	6,758,716
Commitments and contingencies (Note 2)
Stockholders’ equity (deficit)
Common stock, $0.00001 par value, 15,000,000 shares authorized, 9,017,300 shares issued and outstanding as at June 30, 2024 and December 31, 2023	87	87
Additional paid-in capital	176,660	58,736
Accumulated deficit	(7,887,160)	(3,793,585)
Total stockholders’ deficit	(7,710,413)	(3,734,762)
Total liabilities and stockholders’ deficit	4,647,831	3,023,954
Common Class A [Member]
Stockholders’ equity (deficit)
Common stock, $0.00001 par value, 15,000,000 shares authorized, 9,017,300 shares issued and outstanding as at June 30, 2024 and December 31, 2023	1,000
Common Class B [Member]
Stockholders’ equity (deficit)
Common stock, $0.00001 par value, 15,000,000 shares authorized, 9,017,300 shares issued and outstanding as at June 30, 2024 and December 31, 2023		1,000	1,000
Related Party [Member]
Current liabilities
Promissory note – related party	755,000	755,000	785,000
Extension promissory notes – related party	$ 3,372,000	$ 2,726,000